FINANCIAL INSTRUMENTS AND RELATED RISKS (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Accounts and other receivables and loan receivable	$ 3,606,164	$ 119,349
Percentage of change in exchange rate	1.00%
Net loss due to change in exchange rate	$ 23,000